UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03512)

Exact name of registrant as specified in charter: Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (1.2%)
FTD Group, Inc.	586,900	$8,245,945

Aerospace and Defense (3.7%)
Alliant Techsystems, Inc. (NON) (S)	60,100	6,634,439
Curtiss-Wright Corp. (S)	117,200	6,597,188
Goodrich Corp. (S)	82,800	5,767,848
L-3 Communications Holdings, Inc.	54,500	5,975,380
		24,974,855

Airlines (0.3%)
US Airways Group, Inc. (NON)	79,100	2,187,906

Automotive (0.9%)
BorgWarner, Inc.	57,200	6,046,612

Banking (1.1%)
New York Community Bancorp, Inc.	404,500	7,527,745

Basic Materials (0.8%)
Ceradyne, Inc. (NON) (S)	77,700	5,315,457

Biotechnology (1.5%)
Illumina, Inc. (NON) (S)	2,401	134,816
Medicines Co. (NON)	163,500	3,131,025
PDL BioPharma, Inc. (NON) (S)	320,300	6,790,360
		10,056,201

Building Materials (0.7%)
Sherwin-Williams Co. (The)	72,400	4,627,808

Chemicals (3.4%)
Albemarle Corp.	149,000	7,116,240
Lubrizol Corp. (The)	64,000	4,344,320
Sigma-Adrich Corp.	82,400	4,257,608
Terra Industries, Inc. (NON) (S)	186,500	6,879,985
		22,598,153

Commercial and Consumer Services (5.0%)
Chemed Corp.	53,000	3,037,960
Jackson Hewitt Tax Service, Inc. (S)	279,800	8,743,750
Morningstar, Inc. (NON) (S)	35,600	2,649,352
Pre-Paid Legal Services, Inc. (NON)	71,291	4,248,944
URS Corp. (NON)	114,500	7,077,245
Watson Wyatt Worldwide, Inc. Class A	170,100	8,108,667
		33,865,918

Communications Equipment (1.1%)
F5 Networks, Inc. (NON) (S)	84,300	3,037,329
Harris Corp.	68,682	4,159,382
		7,196,711

Computers (6.8%)
Agilysys, Inc.	124,638	2,156,237
ANSYS, Inc. (NON)	155,282	6,026,494
Avocent Corp. (NON) (S)	193,043	5,217,952
Commvault Sysytems, Inc. (NON)	375,852	7,644,830
Electronics for Imaging, Inc. (NON)	181,100	4,129,080
Insight Enterprises, Inc. (NON)	124,700	3,446,708
Jack Henry & Associates, Inc. (S)	191,000	5,581,020
National Instruments Corp.	199,900	6,484,756
Quest Software, Inc. (NON)	287,800	5,007,720
		45,694,797

Construction (1.6%)
Chicago Bridge & Iron Co., NV (Netherlands)	211,100	10,555,000

Consumer Goods (1.0%)
Jarden Corp. (NON) (S)	159,400	5,661,888
Ulta Salon, Cosmetics & Fragrance, Inc. (NON)	27,350	935,370
		6,597,258

Consumer Services (1.7%)
Nutri/System, Inc. (NON) (S)	173,700	5,228,370
SRA International, Inc. Class A (NON)	119,100	3,270,486
WebMD Health Corp. Class A (NON) (S)	62,706	2,882,595
		11,381,451

Electronics (7.1%)
Altera Corp. (S)	290,500	5,699,610
Amphenol Corp. Class A	157,100	6,954,817
Avnet, Inc. (NON)	254,800	10,630,256
General Cable Corp. (NON) (S)	62,400	4,492,176
Intermec, Inc. (NON) (S)	109,200	2,775,864
Mentor Graphics Corp. (NON)	379,300	6,076,386
Silicon Laboratories, Inc. (NON)	79,800	3,487,260
Spreadtrum Communications, Inc. ADR (China) (NON)	181,550	2,345,626
Trimble Navigation, Ltd. (NON)	107,900	4,499,430
TTM Technologies, Inc. (NON) (S)	93,503	1,199,643
		48,161,068

Energy (6.0%)
Cameron International Corp. (NON)	89,200	8,684,512
ENSCO International, Inc.	90,300	5,010,747
FMC Technologies, Inc. (NON)	95,200	5,771,976
Grant Prideco, Inc. (NON)	118,380	5,819,561
Hercules Offshore, Inc. (NON)	189,100	5,113,264
National-Oilwell Varco, Inc. (NON)	46,200	3,383,688
Smith International, Inc.	51,100	3,375,155
Tidewater, Inc. (S)	61,700	3,373,139
		40,532,042

Energy (Other) (2.7%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	101,200	6,642,768
JA Solar Holdings Co., Ltd. ADR (China) (NON)	75,400	4,343,040
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	128,100	7,543,809
		18,529,617

Engineering & Construction (1.9%)
McDermott International, Inc. (NON)	215,100	13,134,006

Entertainment (0.5%)
Town Sports International Holdings, Inc. (NON)	215,300	3,274,713

Environmental (1.6%)
Foster Wheeler, Ltd. (NON)	71,700	10,629,525

Financial (3.3%)
Advanta Corp. Class B	111,000	1,753,800
FCStone Group, Inc. (NON)	58,096	2,047,884
Intercontinental Exchange, Inc. (NON)	53,435	9,522,117
Nasdaq Stock Market, Inc. (The) (NON)	185,600	8,667,520
		21,991,321

Health Care Services (7.3%)
Amedisys, Inc. (NON)	197,000	8,362,650
Charles River Laboratories International, Inc. (NON)
(S)	111,200	6,449,600
DaVita, Inc. (NON)	138,900	9,054,891
Health Net, Inc. (NON)	160,200	8,588,322
Laboratory Corp. of America Holdings (NON) (S)	140,900	9,686,875
Lincare Holdings, Inc. (NON)	198,400	6,898,368
		49,040,706

Household Furniture and Appliances (0.9%)
Select Comfort Corp. (NON) (S)	151,000	1,725,930
Whirlpool Corp.	51,700	4,093,606
		5,819,536

Insurance (0.4%)
Hilb, Rogal & Hamilton Co.	63,300	2,789,631

Investment Banking/Brokerage (1.4%)
Affiliated Managers Group (NON)	31,500	4,143,825
MF Global, Ltd. (Bermuda) (NON)	165,158	4,882,070
Pzena Investment Management, Inc. Class A (NON) (S)	37,680	730,238
		9,756,133

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp.	80,400	2,639,532

Machinery (4.6%)
AGCO Corp. (NON) (S)	129,200	7,710,656
Gardner Denver, Inc. (NON)	74,600	2,695,298
Lincoln Electric Holdings, Inc.	107,900	7,795,775
Manitowoc Co., Inc. (The)	171,800	8,462,868
Parker-Hannifin Corp.	55,950	4,496,702
		31,161,299

Manufacturing (1.3%)
Actuant Corp. Class A (S)	126,900	8,753,562

Medical Technology (5.5%)

C.R. Bard, Inc.	60,700	5,075,127
DENTSPLY International, Inc.	155,400	6,445,992
Hospira, Inc. (NON)	126,900	5,244,777
Kinetic Concepts, Inc. (NON)	81,230	4,881,923
Meridian Bioscience, Inc. (S)	67,300	2,226,957
Respironics, Inc. (NON)	158,300	7,924,498
Waters Corp. (NON)	64,500	4,965,210
		36,764,484

Metals (1.9%)
PAN American Silver Corp. (Canada) (NON)	160,500	5,317,365
Quanex Corp.	33,157	1,365,737
Steel Dynamics, Inc. (S)	112,700	5,997,894
		12,680,996

Oil & Gas (2.5%)
Helmerich & Payne, Inc. (S)	154,500	4,885,290
Tesoro Corp. (S)	196,000	11,863,880
		16,749,170

Pharmaceuticals (3.4%)
Cephalon, Inc. (NON) (S)	133,100	9,814,794
Salix Pharmaceuticals, Ltd. (NON) (S)	393,171	4,600,101
Sepracor, Inc. (NON)	170,500	4,695,570
Valeant Pharmaceuticals International (NON) (S)	239,100	3,478,905
		22,589,370

Real Estate (--%)
Realex Properties Corp. (Canada)	26,838	31,501

Restaurants (0.8%)
Domino's Pizza, Inc. (S)	172,900	2,669,576
Sonic Corp. (NON) (S)	96,600	2,393,748
		5,063,324

Retail (5.3%)
Abercrombie & Fitch Co. Class A	87,700	6,945,840
Aeropostale, Inc. (NON)	278,700	6,382,230
Brown Shoe Co., Inc. (S)	135,800	2,770,320
CROCS, Inc. (NON)	50,000	3,737,500
Dress Barn, Inc. (NON)	193,600	3,173,104
Expedia, Inc. (NON)	59,100	1,930,206
FGX International Holdings, Ltd. (Virgin Islands) (NON)	25,000	427,500
USANA Health Sciences, Inc. (NON) (S)	167,700	6,843,837
Wolverine World Wide, Inc.	123,800	3,174,232
		35,384,769

Schools (1.3%)
Apollo Group, Inc. Class A (NON)	61,200	4,850,712
Career Education Corp. (NON)	102,900	3,677,646
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (RES)(NON)(F)	125,000	1,250
		8,529,608

Semiconductor (1.2%)
Advanced Energy Industries, Inc. (NON) (S)	238,400	3,814,400
Lam Research Corp. (NON) (S)	86,400	4,337,280
Mattson Technology, Inc. (NON)	21,551	187,063
		8,338,743

Shipping (0.6%)
Omega Navigation Enterprises, Inc. (Marshall Islands)
(S)	206,800	3,925,064

Software (2.5%)
BMC Software, Inc. (NON)	126,500	4,280,760
Cadence Design Systems, Inc. (NON) (S)	203,200	3,982,720
Informatica Corp. (NON)	211,700	3,615,836
JDA Software Group, Inc. (NON) (S)	190,300	4,749,888
		16,629,204

Technology (1.2%)
Affiliated Computer Services, Inc. Class A (NON)	95,400	4,832,964
ON Semiconductor Corp. (NON) (S)	348,800	3,557,760
		8,390,724

Technology Services (1.0%)
DST Systems, Inc. (NON) (S)	80,600	6,827,626

Telecommunications (1.0%)
j2 Global Communications, Inc. (NON) (S)	110,539	3,724,059
NeuStar, Inc. Class A (NON)	96,300	3,293,460
		7,017,519

Textiles (0.7%)
Maidenform Brands, Inc. (NON)	319,052	4,737,922

Transportation Services (0.5%)
Landstar Systems, Inc.	78,400	3,299,856

Total common stocks (cost $609,635,385)		$670,044,388

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value

MarketSoft Software Corp. - escrow (acquired 2/9/06,
cost $21,931) (Private)(RES)(NON)(F)	1,354,608	$58,790
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,240,735) (Private) (RES)(NON)(F)	878,186	88

Total convertible preferred stocks (cost $2,262,666)		$58,878

SHORT-TERM INVESTMENTS (20.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$132,317,611	$132,103,148
Putnam Prime Money Market Fund (e)	7,999,333	7,999,333

Total short-term investments (cost $140,102,481)		$140,102,481

TOTAL INVESTMENTS

Total investments (cost $752,000,532) (b)		$810,205,747

WRITTEN OPTIONS OUTSTANDING at 10/31/07 (premiums received $100,750) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Avnet, Inc. (Call)	$50,960	Nov-07/$47.38	$3,567
CROCS, Inc. (Call)	10,000	Nov-07/$74.58	60,282
National-Oilwell Varco, Inc. (Call)	17,440	Nov-07/$84.82	4,709

Total			$68,558

NOTES

(a) Percentages indicated are based on net assets of $672,632,141.

(b) The aggregate identified cost on a tax basis is $752,027,230, resulting in gross unrealized appreciation and depreciation of $103,959,636 and $45,781,119, respectively, or net unrealized appreciation of $58,178,517.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2007 was $60,128 or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $128,405,234. The fund received cash collateral of $132,103,148 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $112,730 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $80,636,049 and $83,318,678, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $4,639,546 have been designated as collateral for open written options contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007